Derivatives Instruments (Changes in Realized and Unrealized Gains (Losses) on Derivatives Receiving Regulatory Deferral) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	$ (13)	$ (228)
FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	23	(56)
Regulatory deferral | Commodity swaps and forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	8	41
Regulatory deferral | Commodity swaps and forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(36)	(27)
Realized (gain) loss on derivatives receiving regulatory deferral	(7)	(8)
Regulatory deferral | Commodity swaps and forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	13	11
Realized (gain) loss on derivatives receiving regulatory deferral	5	4
Regulatory deferral | Commodity swaps and forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	15	11
Regulatory deferral | Commodity swaps and forwards | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	18	50
Regulatory deferral | FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	(23)	24
Regulatory deferral | FX forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	1	5
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | FX forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(12)	33
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | FX forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(8)	(8)
Regulatory deferral | FX forwards | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	$ (4)	$ (6)